FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Maturities of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Due within one year, Amortized cost	$ 78,855		$ 22,547
Due within 2-5 years, Amortized cost	98,034		127,576
Due after 5 years, Amortized cost	4,358		39,420
Amortized cost	181,247	[1]	189,543	[2]
Due within one year, Estimated fair value	75,365		22,637
Due within 2-5 years, Estimated fair value	89,943		126,510
Due after 5 years, Estimated fair value	3,680		40,145
Estimated fair value	$ 168,988		$ 189,292

[1]	Excluding accrued interest of $706.
[2]	Excluding accrued interest of $776.